Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Other Accounts Receivable and Prepaid Expenses Disclosures [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2021	2020
Prepaid expenses	$4,578	$3,581
Government authorities	3,601	3,005
Related parties	29	615
Other	1,682	3,312

	$9,890	$10,513